As filed with the Securities and Exchange Commission on January 29, 2016

Securities Act File No. 333-200831

Investment Company Act File No. 811-10145

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

(CHECK APPROPRIATE BOX OR BOXES)

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 26	☒

BAILLIE GIFFORD FUNDS

(Exact name of Registrant as Specified in Charter)

Calton Square

1 Greenside Row

Edinburgh, Scotland, UK EH1 3AN

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (011-44-131-275-2000)

Gareth Griffiths

Calton Square

1 Greenside Row

Edinburgh, Scotland

United Kingdom EH1 3AN

(Name and Address of Agent for Service)

COPY TO:

George Raine, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Explanatory Note:

This Post-Effective Amendment No. 5 to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until March 4, 2016, the effectiveness of Post-Effective Amendment No. 4 to the Registration Statement as it relates to The Asia Ex Japan Fund which was filed pursuant to Rule 485(a) under the Securities Act on November 20, 2015 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Part C of the Amendment.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant, Baillie Gifford Funds (the “Trust”), certifies that it meets all requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Edinburgh, Scotland on the 29th day of January, 2016.

BAILLIE GIFFORD FUNDS

By:	/s/ Michael Stirling-Aird
Name:	Michael Stirling-Aird
Title:	Vice President

Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement for the Trust has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ George W. Browning*	Trustee	January 29, 2016
George W. Browning

/s/ Howard W. Chin*	Trustee	January 29, 2016
Howard W. Chin

/s/ Bruce C. Long*	Trustee	January 29, 2016
Bruce C. Long

/s/ Robert E. Rigsby*	Trustee	January 29, 2016
Robert E. Rigsby

/s/ David Salter	Trustee	January 29, 2016
David Salter

/s/ Peter C. Hadden*	Trustee & President (Principal Executive Officer)	January 29, 2016
Peter C. Hadden

/s/ Lindsay Cockburn	Treasurer (Principal Financial and Accounting Officer)	January 29, 2016
Lindsay Cockburn

*By:	/s/ Michalel Stirling-Aird
Michael Stirling-Aird**
Date: January 29, 2016
**	Attorney-in-Fact pursuant to a Power of Attorney executed on September 23, 2015 and filed as an exhibit to Post-Effective Amendment No. 4 to the Registration Statement filed on November 20, 2015.

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